Aetna Inc.
                                                        151 Farmington Avenue
                                                        Hartford, CT  06156-3124



                                                        ELLEN VALVO
                                                        Paralegal
                                                        ARS Law, SH11
                                                        (860) 275-2166
 August 2, 1999                                         Fax:  (860) 275-2158




U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    AETNA SERIES FUND, INC.
       FILES NOS. 33-41694 AND 811-6352
       RULE 497(J) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this is to certify that the Class A, B, C and I Prospectus Supplement, the Class A, B, C and I Statement of Additional Information ("SAI"), the Aetna Principal Protection Fund I Prospectus and SAI, and the Brokerage Cash Reserves Prospectus and SAI contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A ("Post-Effective Amendment No. 32") of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 32.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo